Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment	Preferred Stock	Preferred Stock Cumulative Effect, Period of Adoption, Adjustment	Contributed Surplus	Contributed Surplus Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Non-Controlling Interest
Beginning Balance at Dec. 31, 2019	$ 8,601	$ (7)	$ 6,216	$ 0	$ 1,004	$ 0	$ 78	$ 0	$ 95	$ 0	$ 1,173	$ (7)	$ 35
Net income of Emera Incorporated	984		0		0		0		0		983		1
Other comprehensive income (loss), net of tax	(174)		0		0		0		(174)		0		0
Dividends declared on preferred stock (note 28)	(45)		0		0		0		0		(45)		0
Dividends declared on common stock	(609)		0		0		0		0		(609)		0
Common stock issued under purchase plan	215		215		0		0		0		0		0
Issuance of common stock, net of after-tax issuance costs	251		251		0		0		0		0		0
Senior management stock options exercised	19		20		0		(1)		0		0		0
Other	3		3		0		2		0		0		(2)
Ending Balance at Dec. 31, 2020	9,238		6,705		1,004		79		(79)		1,495		34
Net income of Emera Incorporated	561		0		0		0		0		560		1
Other comprehensive income (loss), net of tax	104		0		0		0		104		0		0
Dividends declared on preferred stock (note 28)	(50)		0		0		0		0		(50)		0
Dividends declared on common stock	(657)		0		0		0		0		(657)		0
Issuance of preferred shares, net of after-tax issuance costs	418		0		418		0		0		0		0
Common stock issued under purchase plan	235		235		0		0		0		0		0
Issuance of common stock, net of after-tax issuance costs	284		284		0		0		0		0		0
Senior management stock options exercised	14		14		0		0		0		0		0
Other	3		4		0		0		0		0		(1)
Ending Balance at Dec. 31, 2021	$ 10,150		$ 7,242		$ 1,422		$ 79		$ 25		$ 1,348		$ 34